Joint Arrangements	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Joint arrangements
E.6	Joint arrangements
(a) Interest percentage in joint ventures

		Group Interest %
Entity	Principal activity	2023	2022
North West Shelf Gas Pty Ltd	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.	33.3	33.3
North West Shelf Liaison Company Pty Ltd	Liaison for ventures in the sale of LNG to the Japanese market.	33.3	33.3
China Administration Company Pty Ltd	Contract administration services for venturers for LNG sales to China.	33.3	33.3
North West Shelf Shipping Service Company Pty Ltd	LNG vessel fleet advisor.	33.3	33.3
North West Shelf Lifting Coordinator Pty Ltd	Allocating, scheduling and administering the lifting of LNG and pipeline gas.	33.3	33.3

(b) Interest percentage in joint operations

	Group Interest %
	2023	2022
Producing and developing assets

Australia

North West Shelf	25.0 - 66.7	25.0 - 66.7

Greater Enfield and Vincent	60.0	60.0

Balnaves	65.0	65.0

Pluto	90.0	90.0

Wheatstone	13.0 - 65.0	13.0 - 65.0

Bass Strait	25.0 - 50.0	25.0 - 50.0

Macedon	71.4	71.4

Pyrenees	40.0 - 71.4	40.0 - 71.4

Griffin	45.0 - 71.0	45.0 - 71.0

Minerva	90.0	90.0

International

Sangomar	82.0	82.0

Atlantis	44.0	44.0

Mad Dog	23.9	23.9

Shenzi	72.0	72.0

Trion	60.0	60.0

Greater Angostura	45.0 - 68.5	45.0 - 68.5

Calypso	70.0	70.0
Exploration and evaluation assets
Oceania

Browse Basin	30.6	30.6

Carnarvon Basin	31.6 - 70.0	31.6 - 70.0

Bonaparte Basin	26.7 - 35.0	26.7 - 35.0

Africa

Congo	22.5	22.5

Senegal	90.0	90.0

Egypt	25.0 - 45.0	25.0 - 45.0

Americas

US Gulf of Mexico 1	23.9 - 75.0	23.9 - 75.0

Kitimat	50.0	50.0

Asia

Republic of Korea 2	-	50.0

Myanmar 3	45.0	40.0 - 45.0

Caribbean

Barbados	60.0	60.0

Trinidad & Tobago 4	70.0	65.0 - 70.0

Other joint operations

Angel	20.0	20.0

Bonaparte Basin	21.0	21.0

1.	The Group relinquished permits GC 520, GC564, AC 39, AC 127 and AC170 in 2023
2.	The Group relinquished permits 8 and 6-1N in 2023.
3.	The Group relinquished permit A-6 in 2023.
4.	The Group relinquished permit TTDA-5 in 2023.
The principal activities of the joint operations are exploration, development and production of hydrocarbons.

Key estimates and judgements

(a) Accounting for interests in other entities
Judgement is required in assessing the level of control obtained in a transaction to acquire an interest in another entity. Depending upon the facts and circumstances in each case, Woodside may obtain control, joint control or significant influence over the entity or arrangement. Judgement is applied when determining the relevant activities of a project and if joint control is held over it.

Relevant activities include, but are not limited to, work program and budget approval, investment decision approval, voting rights in joint operating committees, amendments to permits and changes to joint arrangement participant holdings. Transactions which give Woodside control of a business are business combinations. If Woodside obtains joint control of an arrangement, judgement is also required to assess whether the arrangement is a joint operation or a joint venture. If Woodside has neither control nor joint control, it may be in a position to exercise significant influence over the entity, which is then accounted for as an associate.

Recognition and measurement
Joint arrangements are arrangements in which two or more parties have joint control. Joint control is the contractual agreed sharing of control of the arrangement which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Joint arrangements are classified as either a joint operation or joint venture, based on the rights and obligations arising from the contractual obligations between the parties to the arrangement.
To the extent the joint arrangement provides the Group with rights to the individual assets and obligations arising from the joint arrangement, the arrangement is classified as a joint operation, and as such the Group recognises its:

•	assets, including its share of any assets held jointly;
•	liabilities, including its share of any liabilities incurred jointly;
•	revenue from the sale of its share of the output arising from the joint operation;
•	share of revenue from the sale of the output by the joint operation; and expenses, including its share of any expenses incurred jointly.
To the extent the joint arrangement provides the Group with rights to the net assets of the arrangement, the investment is classified as a joint venture and accounted for using the equity method.
Joint arrangements acquired which are deemed to be carrying on a business are accounted for applying the principles of IFRS 3
Business Combinations
. Joint arrangements which are not deemed to be carrying on a business are treated as asset acquisitions.